Federal Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 1997
Federal Income Taxes (Textual)
Effective income tax rate reconciliation special bad debt deduction		8.00%
Retained earnings for which federal income taxes have not been provided	$ 5.2
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	$ 1.1